OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)	May 01, 2026	Jun. 30, 2026	Mar. 31, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Lease liability	$ 212,682	$ 157,899	$ 2,347
Undiscounted value	$ 162,950
Discount rate	12.00%
Description pf lease payments	the monthly lease payment from May 1, 2026 to April 30, 2031, the end of the lease term less abatement granted by HDSI